Description of the Plans	12 Months Ended
Dec. 31, 2025
EBP 029
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plans
General

The ADM 401(k) and Employee Stock Ownership Plan for Salaried Employees (the Salaried Plan) and the ADM 401(k) and Employee Stock Ownership Plan for Hourly Employees (the Hourly Plan) (collectively, the Plans or the ADM 401(k) and Employee Stock Ownership Plans), each of which includes an employee stock ownership component, are defined contribution plans available to all eligible salaried and hourly employees, respectively, of Archer-Daniels-Midland Company (ADM or the Company) and its participating affiliates. The Plans are subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The following description of the Plans provides only general information regarding the Plans as of December 31, 2025 and 2024. Participants should refer to the appropriate plan document and the prospectus for a more complete description of the applicable plan’s provisions.

Eligibility

Employee eligibility varies by employment class, location, and employment status. Complete information regarding employee eligibility is described in the respective plan documents, and summary plan descriptions.

Related Party and Party‑in‑Interest Transactions, Including Investments in Employer Securities

Fidelity Management Trust Company is the trustee for the Plans. The Plans hold investments in ADM common stock. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transaction rules under ERISA. Dividends paid on ADM common stock held in participant accounts are automatically reinvested in additional shares of the Company’s common stock purchased on the market unless the participant has elected to receive a distribution of such dividends in cash. The Master Trust Agreement for the ADM 401(k) and Employee Stock Ownership Plans (Master Trust) held 5,242,665 and 5,573,162 shares of ADM common stock as of December 31, 2025 and 2024, respectively. There is no time requirement for holding common stock purchased with ordinary dividends. For the year ended December 31, 2025, the total amount of dividends paid on ADM common stock held by the Salaried and Hourly Plans were $7,818,660 and $2,524,623, respectively. For the year ended December 31, 2024, the total amount of dividends paid on ADM common stock held by the Salaried and Hourly Plans were $8,182,666 and $2,652,893, respectively.
1.Description of the Plans (continued)

Contributions

Under the terms of the Plans, employees electing to participate can contribute from 1% up to as much as 75% of their eligible compensation to the respective plan, subject to certain Internal Revenue Service (IRS) limitations and the respective plan’s provisions for a participating location. A participant's combined 401(k) contribution and after-tax contributions may not exceed 75% of participant's compensation. A participant's total pre-tax 401(k) and Roth 401(k) contributions may not exceed $23,500 for the year ended December 31, 2025, or such lower amount to comply with the annual maximum limitations set by the IRS. Participants age 50 or older can make additional “catch-up” contributions, up to the limits allowed under the tax laws. Eligible new hires are automatically initially enrolled at 6% unless they file an affirmative election requesting a higher or lower participation percentage within the terms of the applicable plan.

ADM’s matching contributions are made in cash. The Company matches 100% of contributions up to 2% of compensation, and 50% of contributions between 3% and 6%. The Company also makes a non-elective contribution of 1% of plan-defined compensation to all eligible employees’ accounts, subject to each plan’s provisions, which may vary by participating locations.

Vesting

The Company’s matching and non-elective contributions vest over a two-year period. For the Hourly Plan, the vesting schedules may vary for hourly bargaining unit employees. Employees should refer to the plan document applicable to their plan and participating location for more complete information regarding employee contributions, employer match, and non-elective contribution eligibility and limitations.

Forfeitures

Participants forfeit their nonvested balances upon the earlier of the full distribution of their vested account following termination of employment or a break in service of five years. If a participant receives a distribution of his or her vested account, and the participant is rehired before incurring a five-year break in service, any nonvested balance that previously was forfeited will be reinstated if the participant repays the vested balance that was distributed. Forfeited balances of terminated participant’s nonvested accounts are applied to pay administrative expenses, used to reduce employer contributions, or otherwise applied in accordance with the terms of the applicable plan. As of December 31, 2025, unallocated forfeiture balances for the Salaried and Hourly Plans were $671,106 and $2,071,859, respectively. As of December 31, 2024, unallocated forfeiture balances for the Salaried and Hourly Plans were $679,356 and $2,074,353, respectively. For the year ended December 31, 2025, forfeitures used to reduce employer contributions for the Salaried and Hourly Plans were $1,493,009 and $3,185,608, respectively. For the year ended December 31, 2024, forfeitures used to reduce employer contributions for the Salaried and Hourly Plans were $1,177,139 and $3,329,230, respectively.
1.Description of the Plans (continued)

Investment Options

Participants may invest their contributions in one or more of the investment options offered by the Plans, including ADM common stock. Participants can elect at any time to convert all or any number of the shares of ADM common stock held in their accounts to cash and have the cash transferred within the plan to be invested in the investment options available under the applicable plan.

Participants can also elect to sell any portion of the investment options in their accounts and reinvest the proceeds in one or more of the other investment options.

Participant Loans

For eligible salaried and hourly employees, loans are allowed for general purposes or for home purchase. General purpose loans are available for terms of up to five years, and home purchase loans are available for terms of up to ten years.

Eligible participants may borrow a minimum of $1,000 from their plan accounts, or the full amount available to them if less, or the amount available to the participant up to the lesser of $50,000 less the participant’s highest outstanding vested loan balance within the past year, 50% of their vested participant account balance, or 100% of their loan-eligible plan accounts. A “loan-eligible plan account” for this purpose is any plan account except an account consisting of Roth contributions (including Roth 401(k) contributions and Roth account rollovers) and earnings thereon. A maximum of one loan may be outstanding to a participant at any time.

Participant loans are secured by the balance in the participant’s account and bear interest at a rate equal to the prime rate at the time of the loan’s issuance plus 1%. Principal and interest are repaid ratably through payroll deductions, with payments taken from each paycheck. Eligibility for the general-purpose loan varies by each plan’s provisions.

Complete information regarding participant loans is described in the plan document, summary plan description, participant loan policy statement, and, in certain cases, an appendix to the appropriate plan.
Participant Accounts

Each participant’s account is credited with the participant’s contributions and the Company’s matching and non-elective contributions and allocations of plan earnings, and is charged with an allocation of administrative expenses. Applicable Plan earnings are allocated based on the participant’s share of net earnings or losses of their respective elected investment options. Allocations of administrative expenses are based on the participant’s account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
1.Description of the Plans (continued)

Payment of Benefits

Upon separation from service with the Company due to death, disability, retirement, or termination, a participant, or their beneficiary, may elect to receive a lump-sum or may elect a delayed distribution (available for accounts of more than $7,000). A participant whose vested account balance is $7,000 or less will automatically receive a lump-sum distribution as soon as administratively practicable.

Withdrawal

In-service withdrawals are available in certain limited circumstances, as defined by the Plans. Hardship withdrawals are allowed for participants incurring an immediate and heavy financial need, as defined by the respective Plan. Hardship withdrawals are strictly regulated by the IRS, and a participant must exhaust all available loan options and available distributions prior to requesting a hardship withdrawal.

EBP 030
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plans
General

The ADM 401(k) and Employee Stock Ownership Plan for Salaried Employees (the Salaried Plan) and the ADM 401(k) and Employee Stock Ownership Plan for Hourly Employees (the Hourly Plan) (collectively, the Plans or the ADM 401(k) and Employee Stock Ownership Plans), each of which includes an employee stock ownership component, are defined contribution plans available to all eligible salaried and hourly employees, respectively, of Archer-Daniels-Midland Company (ADM or the Company) and its participating affiliates. The Plans are subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The following description of the Plans provides only general information regarding the Plans as of December 31, 2025 and 2024. Participants should refer to the appropriate plan document and the prospectus for a more complete description of the applicable plan’s provisions.

Eligibility

Employee eligibility varies by employment class, location, and employment status. Complete information regarding employee eligibility is described in the respective plan documents, and summary plan descriptions.

Related Party and Party‑in‑Interest Transactions, Including Investments in Employer Securities

Fidelity Management Trust Company is the trustee for the Plans. The Plans hold investments in ADM common stock. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transaction rules under ERISA. Dividends paid on ADM common stock held in participant accounts are automatically reinvested in additional shares of the Company’s common stock purchased on the market unless the participant has elected to receive a distribution of such dividends in cash. The Master Trust Agreement for the ADM 401(k) and Employee Stock Ownership Plans (Master Trust) held 5,242,665 and 5,573,162 shares of ADM common stock as of December 31, 2025 and 2024, respectively. There is no time requirement for holding common stock purchased with ordinary dividends. For the year ended December 31, 2025, the total amount of dividends paid on ADM common stock held by the Salaried and Hourly Plans were $7,818,660 and $2,524,623, respectively. For the year ended December 31, 2024, the total amount of dividends paid on ADM common stock held by the Salaried and Hourly Plans were $8,182,666 and $2,652,893, respectively.
1.Description of the Plans (continued)

Contributions

Under the terms of the Plans, employees electing to participate can contribute from 1% up to as much as 75% of their eligible compensation to the respective plan, subject to certain Internal Revenue Service (IRS) limitations and the respective plan’s provisions for a participating location. A participant's combined 401(k) contribution and after-tax contributions may not exceed 75% of participant's compensation. A participant's total pre-tax 401(k) and Roth 401(k) contributions may not exceed $23,500 for the year ended December 31, 2025, or such lower amount to comply with the annual maximum limitations set by the IRS. Participants age 50 or older can make additional “catch-up” contributions, up to the limits allowed under the tax laws. Eligible new hires are automatically initially enrolled at 6% unless they file an affirmative election requesting a higher or lower participation percentage within the terms of the applicable plan.

ADM’s matching contributions are made in cash. The Company matches 100% of contributions up to 2% of compensation, and 50% of contributions between 3% and 6%. The Company also makes a non-elective contribution of 1% of plan-defined compensation to all eligible employees’ accounts, subject to each plan’s provisions, which may vary by participating locations.

Vesting

The Company’s matching and non-elective contributions vest over a two-year period. For the Hourly Plan, the vesting schedules may vary for hourly bargaining unit employees. Employees should refer to the plan document applicable to their plan and participating location for more complete information regarding employee contributions, employer match, and non-elective contribution eligibility and limitations.

Forfeitures

Participants forfeit their nonvested balances upon the earlier of the full distribution of their vested account following termination of employment or a break in service of five years. If a participant receives a distribution of his or her vested account, and the participant is rehired before incurring a five-year break in service, any nonvested balance that previously was forfeited will be reinstated if the participant repays the vested balance that was distributed. Forfeited balances of terminated participant’s nonvested accounts are applied to pay administrative expenses, used to reduce employer contributions, or otherwise applied in accordance with the terms of the applicable plan. As of December 31, 2025, unallocated forfeiture balances for the Salaried and Hourly Plans were $671,106 and $2,071,859, respectively. As of December 31, 2024, unallocated forfeiture balances for the Salaried and Hourly Plans were $679,356 and $2,074,353, respectively. For the year ended December 31, 2025, forfeitures used to reduce employer contributions for the Salaried and Hourly Plans were $1,493,009 and $3,185,608, respectively. For the year ended December 31, 2024, forfeitures used to reduce employer contributions for the Salaried and Hourly Plans were $1,177,139 and $3,329,230, respectively.
1.Description of the Plans (continued)

Investment Options

Participants may invest their contributions in one or more of the investment options offered by the Plans, including ADM common stock. Participants can elect at any time to convert all or any number of the shares of ADM common stock held in their accounts to cash and have the cash transferred within the plan to be invested in the investment options available under the applicable plan.

Participants can also elect to sell any portion of the investment options in their accounts and reinvest the proceeds in one or more of the other investment options.

Participant Loans

For eligible salaried and hourly employees, loans are allowed for general purposes or for home purchase. General purpose loans are available for terms of up to five years, and home purchase loans are available for terms of up to ten years.

Eligible participants may borrow a minimum of $1,000 from their plan accounts, or the full amount available to them if less, or the amount available to the participant up to the lesser of $50,000 less the participant’s highest outstanding vested loan balance within the past year, 50% of their vested participant account balance, or 100% of their loan-eligible plan accounts. A “loan-eligible plan account” for this purpose is any plan account except an account consisting of Roth contributions (including Roth 401(k) contributions and Roth account rollovers) and earnings thereon. A maximum of one loan may be outstanding to a participant at any time.

Participant loans are secured by the balance in the participant’s account and bear interest at a rate equal to the prime rate at the time of the loan’s issuance plus 1%. Principal and interest are repaid ratably through payroll deductions, with payments taken from each paycheck. Eligibility for the general-purpose loan varies by each plan’s provisions.

Complete information regarding participant loans is described in the plan document, summary plan description, participant loan policy statement, and, in certain cases, an appendix to the appropriate plan.
Participant Accounts

Each participant’s account is credited with the participant’s contributions and the Company’s matching and non-elective contributions and allocations of plan earnings, and is charged with an allocation of administrative expenses. Applicable Plan earnings are allocated based on the participant’s share of net earnings or losses of their respective elected investment options. Allocations of administrative expenses are based on the participant’s account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
1.Description of the Plans (continued)

Payment of Benefits

Upon separation from service with the Company due to death, disability, retirement, or termination, a participant, or their beneficiary, may elect to receive a lump-sum or may elect a delayed distribution (available for accounts of more than $7,000). A participant whose vested account balance is $7,000 or less will automatically receive a lump-sum distribution as soon as administratively practicable.

Withdrawal

In-service withdrawals are available in certain limited circumstances, as defined by the Plans. Hardship withdrawals are allowed for participants incurring an immediate and heavy financial need, as defined by the respective Plan. Hardship withdrawals are strictly regulated by the IRS, and a participant must exhaust all available loan options and available distributions prior to requesting a hardship withdrawal.